Quarterly Report
March 31, 2021
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.0%
Asset-Backed & Securitized – 5.5%
Arbor Realty Trust, Inc., FLR, 1.63% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	$671,500	$668,142
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.156% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	921,480	921,197
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.771%, 2/15/2054 (i)	2,410,283	303,888
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	1,283,582	1,238,302
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.28%, 2/15/2054 (i)	7,666,612	738,061
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)	4,517,559	395,693
BPCRE Holder LLC, 0.956%, 2/15/2037 (n)	434,500	434,634
BPCRE Holder LLC, 1.656%, 2/15/2037 (n)	225,500	225,639
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	268,958	275,940
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	403,746	426,933
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.877%, 12/15/2072 (i)(n)	4,444,398	279,892
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	390,781	372,754
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	751,414	723,966
Commercial Mortgage Pass-Through Certificates, 2020-BN30, “A4”, 1.925%, 12/15/2053	716,000	686,047
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.34%, 2/15/2054 (i)	5,922,207	616,736
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)	3,317,066	201,094
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,136,000	1,222,767
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,544,747
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	155,830
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,120,300
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	117,956	117,933
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	741,658	774,418
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.723% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,580,210
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.308% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	664,500	664,500
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.558% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	836,500	836,181
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.806% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	836,000	841,966
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	453,871
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.858%, 12/15/2051 (i)	6,211,036	326,294
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.041% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	459,214	458,540
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.532% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	680,583	676,846
PFP III Ltd., 2021-7, “AS”, FLR, 1.25% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	933,000	929,501
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.441% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,328,777
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,133,267	1,240,021
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.945%, 1/15/2052 (i)(n)	3,703,471	220,004
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	458,000	444,375
		$24,445,999
Automotive – 0.1%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$415,718
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$583,675
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$98,000	$100,433
Howard University, Washington D.C., 2.801%, 10/01/2023	108,000	111,328
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	93,000	93,537
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	119,000	122,575
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	147,000	149,796
		$577,669
Major Banks – 0.1%
UBS Group AG, 3.491%, 5/23/2023 (n)	$565,000	$583,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.8%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$2,012,000	$2,420,859
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	879,000	1,040,489
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	287,946
		$3,749,294
Mortgage-Backed – 54.8%
Fannie Mae, 5%, 2/01/2021 - 3/01/2041	$3,323,769	$3,833,696
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	527,080	621,131
Fannie Mae, 2.56%, 10/01/2021	215,764	216,049
Fannie Mae, 5.5%, 5/01/2022 - 3/01/2038	5,100,960	5,950,910
Fannie Mae, 2.152%, 1/25/2023	833,211	850,322
Fannie Mae, 2.73%, 4/01/2023	465,909	481,722
Fannie Mae, 2.41%, 5/01/2023	588,079	605,900
Fannie Mae, 2.55%, 5/01/2023	505,370	521,840
Fannie Mae, 2.59%, 5/01/2023	323,189	333,945
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	8,762,778	9,810,486
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	7,467,290	8,048,166
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	14,873,285	16,337,745
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	10,963,088	11,557,938
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	451,102	522,803
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2051	4,984,162	5,137,315
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	474,357	52,160
Fannie Mae, 3%, 2/25/2033 (i)	500,093	50,569
Fannie Mae, 2%, 10/25/2040 - 2/01/2051	1,780,448	1,806,073
Fannie Mae, 1.75%, 10/25/2041	1,369,804	1,406,299
Fannie Mae, 2.75%, 9/25/2042	560,577	586,296
Fannie Mae, TBA, 2%, 4/19/2036 - 5/13/2051	28,975,000	28,925,177
Fannie Mae, TBA, 2.5%, 4/19/2036 - 5/13/2051	14,175,000	14,535,536
Fannie Mae, TBA, 3%, 4/19/2036 - 6/14/2051	16,525,000	17,221,402
Fannie Mae, TBA, 1.5%, 5/18/2036	975,000	977,570
Fannie Mae, TBA, 4%, 4/14/2051 - 5/13/2051	2,500,000	2,683,047
Fannie Mae, TBA, 3.5%, 5/13/2051	1,700,000	1,795,691
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	1,452,989	1,686,884
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	1,839,469	2,118,226
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	1,122,693	1,315,254
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	1,471,793	1,644,994
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,399,889
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,094,054
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,679,623
Freddie Mac, 3.06%, 7/25/2023	326,000	343,887
Freddie Mac, 0.88%, 4/25/2024 (i)	14,315,574	303,078
Freddie Mac, 0.604%, 7/25/2024 (i)	17,277,135	263,525
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,823,140
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,180,485
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,238,961
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,370,802
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,365,509	1,496,623
Freddie Mac, 3.01%, 7/25/2025	904,000	978,028
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	16,503,088	17,780,753
Freddie Mac, 1.367%, 3/25/2027 (i)	1,030,000	78,502
Freddie Mac, 0.576%, 7/25/2027 (i)	29,807,759	990,786
Freddie Mac, 0.431%, 8/25/2027 (i)	24,743,966	637,113
Freddie Mac, 0.29%, 1/25/2028 (i)	42,618,057	854,650
Freddie Mac, 0.302%, 1/25/2028 (i)	17,554,302	362,470
Freddie Mac, 0.133%, 2/25/2028 (i)	49,654,163	526,751
Freddie Mac, 2.5%, 3/15/2028	171,581	177,014
Freddie Mac, 0.118%, 4/25/2028 (i)	31,934,406	316,936
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	10,583,553	11,239,565
Freddie Mac, 1.089%, 7/25/2029 (i)	4,432,764	354,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.144%, 8/25/2029 (i)	$7,702,084	$646,551
Freddie Mac, 1.799%, 4/25/2030 (i)	1,602,831	231,010
Freddie Mac, 1.868%, 4/25/2030 (i)	4,034,514	608,909
Freddie Mac, 1.662%, 5/25/2030 (i)	2,174,913	296,385
Freddie Mac, 1.796%, 5/25/2030 (i)	4,905,689	712,510
Freddie Mac, 1.341%, 6/25/2030 (i)	1,983,331	219,989
Freddie Mac, 1.6%, 8/25/2030 (i)	1,814,781	243,205
Freddie Mac, 1.169%, 9/25/2030 (i)	1,149,690	114,428
Freddie Mac, 1.081%, 11/25/2030 (i)	2,249,951	210,612
Freddie Mac, 0.423%, 1/25/2031 (i)	8,742,517	242,214
Freddie Mac, 0.936%, 1/25/2031 (i)	2,545,825	207,930
Freddie Mac, 0.781%, 2/25/2031 (i)	3,359,280	233,732
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	296,196	342,775
Freddie Mac, 5.5%, 2/15/2036 (i)	128,543	23,713
Freddie Mac, 4.5%, 12/15/2040 (i)	49,583	4,671
Freddie Mac, 1.75%, 8/15/2041	391,756	402,221
Freddie Mac, 2%, 5/25/2060	282,829	282,729
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,003,936	1,165,454
Ginnie Mae, 5.7%, 8/20/2034	363,625	416,030
Ginnie Mae, 5.891%, 1/20/2039	488,345	570,594
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	1,098,131	1,196,780
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	2,596,970	2,940,133
Ginnie Mae, 3.5%, 10/20/2041 (i)	205,427	16,701
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	3,288,122	3,596,483
Ginnie Mae, 2.5%, 6/20/2042 - 12/20/2050	1,753,598	1,810,325
Ginnie Mae, 4%, 8/16/2042 (i)	231,375	32,523
Ginnie Mae, 2.25%, 9/20/2043	340,661	347,031
Ginnie Mae, 3%, 4/20/2045 - 9/20/2050	6,340,898	6,686,704
Ginnie Mae, 5.87%, 4/20/2058	19,054	22,036
Ginnie Mae, 0.566%, 2/16/2059 (i)	1,070,551	47,530
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 5/15/2051	8,046,382	8,291,012
Ginnie Mae, TBA, 2%, 4/15/2051	3,700,000	3,733,893
Ginnie Mae, TBA, 3.5%, 4/15/2051 - 5/20/2051	5,200,000	5,488,469
Ginnie Mae, TBA, 4%, 5/15/2051	250,000	267,227
Ginnie Mae, TBA, 3%, 5/20/2051	3,550,000	3,699,419
		$244,478,410
Municipals – 2.4%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$95,000	$95,229
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	295,000	298,921
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	210,000	215,335
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	70,000	72,407
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	335,000	340,580
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	410,000	421,859
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	4,114,000	4,056,125
New Jersey Turnpike Authority, Turnpike Rev., “B”, 0.897%, 1/01/2025	1,335,000	1,322,413
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.36%, 12/01/2021	140,000	140,363
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	130,000	131,195
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	960,000	1,196,932
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	745,000	756,095
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.081%, 5/01/2024	200,000	201,873
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.517%, 5/01/2026	295,000	296,071
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	690,000	695,092
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	280,000	285,247
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	225,000	228,250
		$10,753,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – 0.3%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,414,164
U.S. Government Agencies and Equivalents – 7.1%
AID Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,427,840
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,884,754
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	20,913,612
Small Business Administration, 6.35%, 4/01/2021	5,428	5,429
Small Business Administration, 6.34%, 5/01/2021	8,635	8,662
Small Business Administration, 6.44%, 6/01/2021	10,227	10,297
Small Business Administration, 6.625%, 7/01/2021	12,138	12,243
Small Business Administration, 6.07%, 3/01/2022	15,799	16,126
Small Business Administration, 4.98%, 11/01/2023	42,164	43,884
Small Business Administration, 4.77%, 4/01/2024	121,315	126,090
Small Business Administration, 5.52%, 6/01/2024	55,902	58,879
Small Business Administration, 4.99%, 9/01/2024	8,901	9,339
Small Business Administration, 5.11%, 4/01/2025	83,240	87,534
Small Business Administration, 2.21%, 2/01/2033	554,601	560,797
Small Business Administration, 2.22%, 3/01/2033	892,518	902,102
Small Business Administration, 3.15%, 7/01/2033	832,447	866,528
Small Business Administration, 3.16%, 8/01/2033	481,484	501,439
Small Business Administration, 3.62%, 9/01/2033	306,074	328,003
Tennessee Valley Authority, 0.75%, 5/15/2025	707,000	705,874
		$31,469,432
U.S. Treasury Obligations – 22.3%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$2,891,000	$3,303,193
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,357,303
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,419,436
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	428,868
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,739,986
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	9,281,513
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	14,754,739
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	21,446,453
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	3,177,935
U.S. Treasury Notes, 1.5%, 9/15/2022	2,500,000	2,549,707
U.S. Treasury Notes, 0.125%, 9/30/2022	8,770,000	8,769,315
U.S. Treasury Notes, 0.125%, 2/28/2023	15,517,800	15,508,101
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,737,970
U.S. Treasury Notes, 2%, 8/15/2025	438,000	461,320
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	3,028,703
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,750,719
		$99,715,261
Utilities - Electric Power – 0.4%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,556,711
Total Bonds		$419,743,343
Investment Companies (h) – 22.7%
Money Market Funds – 22.7%
MFS Institutional Money Market Portfolio, 0.05% (v)	101,126,002	$101,126,002

Other Assets, Less Liabilities – (16.7)%		(74,392,642)
Net Assets – 100.0%		$446,476,703
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $101,126,002 and $419,743,343, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,897,421, representing 2.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Derivative Contracts at 3/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	89	$13,758,844	June – 2021	$538,347
U.S. Treasury Note 5 yr	Short	USD	45	5,552,930	June – 2021	64,996
U.S. Treasury Ultra Bond	Short	USD	2	362,437	June – 2021	17,213
						$620,556
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	366	$47,923,125	June – 2021	$(878,220)
U.S. Treasury Note 2 yr	Long	USD	35	7,725,430	June – 2021	(997)
						$(879,217)
At March 31, 2021, the fund had liquid securities with an aggregate value of $233,214 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$131,184,693	$—	$131,184,693
Non - U.S. Sovereign Debt	—	1,414,164	—	1,414,164
Municipal Bonds	—	10,753,987	—	10,753,987
U.S. Corporate Bonds	—	5,326,356	—	5,326,356
Residential Mortgage-Backed Securities	—	244,478,410	—	244,478,410
Commercial Mortgage-Backed Securities	—	17,114,897	—	17,114,897
Asset-Backed Securities (including CDOs)	—	7,331,102	—	7,331,102
Foreign Bonds	—	2,139,734	—	2,139,734
Mutual Funds	101,126,002	—	—	101,126,002
Total	$101,126,002	$419,743,343	$—	$520,869,345
Other Financial Instruments
Futures Contracts – Assets	$620,556	$—	$—	$620,556
Futures Contracts – Liabilities	(879,217)	—	—	(879,217)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,456,029	$100,961,038	$36,291,065	$—	$—	$101,126,002
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,687	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.